Share-Based Compensation - Schedule of Share-based Compensation Stock Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Beginning balance, Total Options	39,116,174	34,200,976	34,200,976
Granted	16,663,805		17,058,623
Exercised	(7,558,033)	0	0
Canceled and Forfeited/expired	(2,919,504)		(12,143,425)
Ending balance, Total Options	45,302,442		39,116,174	34,200,976
Vested and exercisable, Total Options	17,698,142		22,083,111	18,950,899
Beginning balance, Weighted-average exercise price	$ 1.11	$ 1.43	$ 1.43
Granted	1.04		0.45
Exercised	1.06
Canceled and Forfeited/expired	1.32		1.08
Ending of Weighted-average exercise price	0.71		1.11	$ 1.43
Vested and exercisable of weighted-average exercise price	$ 0.72		$ 1.34	$ 1.28
Beginning of aggregate intrinsic value	$ 1,088	$ 912	$ 912
Vested and exercisable of aggregate intrinsic value	29,001
Ending of aggregate intrinsic value	$ 74,829		$ 1,088	$ 912
Beginning of weighted-average remaining contractual life	7 years 4 months 24 days		5 years 4 months 24 days	8 years 1 month 6 days
Vested and exercisable of weighted-average remaining contractual life	4 years 4 months 24 days		4 years 7 months 6 days